Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories
Accounting policies
Inventories
Commodity inventories not held for trading purposes are measured at the lower of cost and net realisable value. The cost of inventories is based on the first-in first-out allocation method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses.
Commodity inventories held for trading purposes are measured at fair value less cost to sell (FVLCS), with subsequent changes in fair value recognised in the Consolidated statement of income as part of Revenues.
These inventories are categorised within level 2 of the fair value hierarchy.

	At 31 December
(in USD million)	2024	2023

Crude oil	2,696	2,051
Petroleum products	482	380
Natural gas	50	54
Commodity inventories at the lower of cost and net realisable value	3,227	2,485

Natural gas held for trading purposes measured at fair value	391	810
Other	413	520

Total inventories	4,031	3,814

Inventories held for trading purposes consist mainly of natural gas storages held by Danske Commodities.